Financial instruments - Summary of Amounts Receivable and Project Advances (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
PBPE Fund IV
Disclosure of financial assets [line items]
Management fees receivable related to current year	$ 18,100	$ 13,000
Management fees receivable related to prior years	35,000	22,000
Credit Risk
Disclosure of financial assets [line items]
Financial assets	138,299	112,050
Credit Risk | Less than 90 days
Disclosure of financial assets [line items]
Financial assets	426	866
Credit Risk | 91 to 180 days
Disclosure of financial assets [line items]
Financial assets	134	301
Credit Risk | 181 to 270 days
Disclosure of financial assets [line items]
Financial assets	0	191
Credit Risk | 271 to 360 days
Disclosure of financial assets [line items]
Financial assets	104	55
Credit Risk | Over 360 days
Disclosure of financial assets [line items]
Financial assets	245	35
Credit Risk | 01 to 90 days
Disclosure of financial assets [line items]
Financial assets	27,578	8,766
Credit Risk | 91 to 180 days
Disclosure of financial assets [line items]
Financial assets	4,189	33,237
Credit Risk | 181 to 270 days
Disclosure of financial assets [line items]
Financial assets	4,786	20,857
Credit Risk | 271 to 360 days
Disclosure of financial assets [line items]
Financial assets	93,636	36,010
Credit Risk | Over 360 days
Disclosure of financial assets [line items]
Financial assets	7,201	11,732
Credit Risk | Accounts Receivable
Disclosure of financial assets [line items]
Financial assets	131,659	108,115
Credit Risk | Accounts Receivable | Less than 90 days
Disclosure of financial assets [line items]
Financial assets	426	866
Credit Risk | Accounts Receivable | 91 to 180 days
Disclosure of financial assets [line items]
Financial assets	134	301
Credit Risk | Accounts Receivable | 181 to 270 days
Disclosure of financial assets [line items]
Financial assets	0	191
Credit Risk | Accounts Receivable | 271 to 360 days
Disclosure of financial assets [line items]
Financial assets	104	55
Credit Risk | Accounts Receivable | Over 360 days
Disclosure of financial assets [line items]
Financial assets	245	35
Credit Risk | Accounts Receivable | 01 to 90 days
Disclosure of financial assets [line items]
Financial assets	24,886	7,596
Credit Risk | Accounts Receivable | 91 to 180 days
Disclosure of financial assets [line items]
Financial assets	4,134	32,114
Credit Risk | Accounts Receivable | 181 to 270 days
Disclosure of financial assets [line items]
Financial assets	2,064	20,857
Credit Risk | Accounts Receivable | 271 to 360 days
Disclosure of financial assets [line items]
Financial assets	93,412	35,104
Credit Risk | Accounts Receivable | Over 360 days
Disclosure of financial assets [line items]
Financial assets	6,254	10,996
Credit Risk | Project Advances
Disclosure of financial assets [line items]
Financial assets	6,640	3,935
Credit Risk | Project Advances | Less than 90 days
Disclosure of financial assets [line items]
Financial assets	0	0
Credit Risk | Project Advances | 91 to 180 days
Disclosure of financial assets [line items]
Financial assets	0	0
Credit Risk | Project Advances | 181 to 270 days
Disclosure of financial assets [line items]
Financial assets	0	0
Credit Risk | Project Advances | 271 to 360 days
Disclosure of financial assets [line items]
Financial assets	0	0
Credit Risk | Project Advances | Over 360 days
Disclosure of financial assets [line items]
Financial assets	0	0
Credit Risk | Project Advances | 01 to 90 days
Disclosure of financial assets [line items]
Financial assets	2,692	1,170
Credit Risk | Project Advances | 91 to 180 days
Disclosure of financial assets [line items]
Financial assets	55	1,123
Credit Risk | Project Advances | 181 to 270 days
Disclosure of financial assets [line items]
Financial assets	2,722	0
Credit Risk | Project Advances | 271 to 360 days
Disclosure of financial assets [line items]
Financial assets	224	906
Credit Risk | Project Advances | Over 360 days
Disclosure of financial assets [line items]
Financial assets	$ 947	$ 736